Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The Company’s provision for income taxes consists of the following:
	September 30, 2024	September 30, 2023	September 30, 2022
	US$	US$	US$
Current	18,186	11,590	16,459
Deferred	(354,012)	277,874	(207,488)
Total income tax (recovery)	(335,826)	289,464	(191,029)

Schedule of Statutory Income Tax Rates	The income tax expense differs from the amount that would have resulted from applying the BVI statutory income tax rates to the Company’s pre-tax income as follows:
	September 30, 2024	September 30, 2023	September 30, 2022
	US$	US$	US$
Income (loss) before income tax expenses	(6,907,010)	(6,780,398)	(6,319,471)
BVI statutory income tax rate	-%	-%	-%
Income tax calculated at statutory rate	-	-	-
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	18,186	11,590	16,459
Change in deferred income tax assets due to use of loss carryforward or valuation allowance	(354,012)	277,874	(207,488)
Income tax expense/Effective tax rate	(335,826)	289,464	(191,029)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows:
	September 30, 2024	September 30, 2023
Deferred income tax assets	US$	US$
Net operating losses	3,621,647	2,562,127
Lease liabilities	605,814	261,464
Ending Balance	4,227,461	2,823,591

Deferred income tax liabilities	US$	US$
Intangible assets	(956,088)	(1,005,360)
Right-of-use assets	(598,114)	(259,331)
Ending Balance	(1,554,202)	(1,264,691)

Net deferred income tax assets (liabilities) before valuation allowance	2,673,259	1,558,900
Valuation allowance	(3,143,727)	(2,383,380)
Net deferred income tax assets (liabilities)	(470,468)	(824,480)